Selected Statement of Operations Data (Details 6) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per ordinary share (''EPS''):
Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,344	19,292	19,234
Add - incremental shares from assumed exercise of options	217	267	73
Weighted average number of shares used in computation of diluted EPS	19,561	19,559	19,307